SHAREHOLDERS' EQUITY (Schedule Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares
Number of options
Outstanding at beginning of year | shares	1,638,495
Changes during the year:
Granted | shares	0
Canceled | shares	(6,996)
Exercised | shares	(1,003,409)
Forfeited | shares	0
Expired | shares	0
Outstanding at end of year | shares	628,090
Exercisable at end of year | shares	628,090
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 4.96	[1]
Changes during the year:
Granted | $ / shares	0	[1]
Canceled | $ / shares	10.17	[1]
Exercised | $ / shares	2.63	[1]
Forfeited | $ / shares	0	[1]
Expired | $ / shares	0	[1]
Outstanding at end of year | $ / shares	8.61	[1]
Exercisable at end of year | $ / shares	$ 8.61	[1]

[1]	In U.S. dollars per Ordinary Share